Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Earnings Per Share

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
(a) Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$(0.06)	$(0.11)	$(0.04)	$(0.10)

(b) Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$(0.06)	$(0.11)	$(0.04)	$(0.10)

Schedule of Reconciliations of Net Loss Used in Calculating Net Loss Per Share
(c)
Reconciliations of net loss used in calculating net loss per share

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Basic net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating basic net loss per share	$(27,864,014)	$(51,860,307)	$(13,446,593)	$(13,430,174)

Diluted net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating diluted net loss per share	$(27,864,014)	$(51,860,307)	$(13,446,593)	$(13,430,174)

Schedule of Weighted Average Number of Shares Used as the Denominator
(d)
Weighted average number of shares used as the denominator

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
	2022	2022	2021	2020
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted net loss per share	486,616,365	464,437,628	366,289,024	135,918,095